Finance Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Finance Liabilities [Abstract]
Annual Lease Liabilities	Period Principal Repayment Year 1 $ 9,808 Year 2 10,224 Year 3 10,661 Year 4 11,151 Year 5 11,604 Year 6 and thereafter 70,452 Total $ 123,900